Document and Entity Information	May 11, 2026
Cover [Abstract]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AAL
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0000004515
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	AMERICAN AIRLINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-2691
Entity Tax Identification Number	13-1502798
Entity Address, Address Line One	1 Skyview Drive
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76155
City Area Code	(682)
Local Phone Number	278-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false